Taxation - Additional information (Details)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Abstract]
UK SME Scheme, tax incentive, research and development, cash rebate for quality expenses, percentage	26.97%
Normal applicable rate of tax	11.98%	18.59%